Net (loss) income per Ordinary Share - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Loss per Ordinary Share
Number of anti-dilutive securities	245,195,626	322,333,636	534,001,020
Share options
Net Loss per Ordinary Share
Number of anti-dilutive securities	223,932,653	266,047,366	328,286,866
Restricted shares units
Net Loss per Ordinary Share
Number of anti-dilutive securities	21,262,973	26,173,123	23,653,423
Shares of convertible notes
Net Loss per Ordinary Share
Number of anti-dilutive securities		30,113,147	182,060,731